Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Black-Scholes Model Stock Options
The following table lists the inputs to the Black-Scholes models used for stock options for the years ended December 31, 2023, and 2022.

	2023	2022
Expected volatility (%)	70.6 - 72.5	61.2
Risk-free interest rate (%)	2.4	1.4
Expected life of stock options (years)	3 - 4.5	4
Share price at grant (US$)	22.79	17.39

Summary of stock option activity
A summary of stock option activity under the Company's Option Plans relating to awards to certain officers and directors as of December 31, 2023, and changes during the twelve months ended December 31, 2023 and December 31, 2022 , are as follows:

	Outstanding Stock Options	Weighted Average Exercise Price (USD)
Balance as of January 1, 2023	549,863	$23.52
Granted	99,480	22.79
Forfeited	(50,816)	23.95
Balance as of December 31, 2023	598,527	23.36

	Outstanding Stock Options	Weighted Average Exercise Price (USD)
Balance as of January 1, 2022	442,789	$25.00
Granted	107,074	17.39
Forfeited	—	—
Balance as of December 31, 2022	549,863	23.52

Restricted Stock Units

Summary of the RSU activity
The following is a summary of the RSU activity and related information as of December 31, 2023, and changes during the twelve months ended December 31, 2023 and December 31, 2022:

	Outstanding RSU's	Weighted Average Grant Date Fair Value (USD)
Balance as of January 1, 2023	847,143	$19.38
Granted	754,115	22.76
Vested	(233,461)	19.84
Forfeited	(82,697)	20.20
Balance as of December 31, 2023	1,285,100	21.23

	Outstanding RSU's	Weighted Average Grant Date Fair Value (USD)
Balance as of January 1, 2022	335,449	$23.75
Granted	628,324	17.66
Vested	(87,664)	23.75
Forfeited	(28,966)	—
Balance as of December 31, 2022	847,143	19.38